Right of Use Assets and Lease Liabilities - Summary of Maturity Analysis of the Total Future Lease Payments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 630,013	¥ 517,763
Less - Interest expense	(96,662)	(55,195)
Present value of lease payment, total	533,351	462,568
Current liabilities	92,147	73,456
Non-current liabilities	441,204	389,112
Present value of lease payment, total	533,351	462,568
Within 1 year [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	102,412	83,145
Between 1 and 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	253,854	190,511
Later than 5 years [Member]
Disclosure of maturity analysis of total future lease payments [line items]
Future lease payment, total	¥ 273,747	¥ 244,107